ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

May 2, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in the Appendix below, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2022, and filed electronically as Post-Effective Amendment No. 795 to the Trust’s Registration Statement on Form N‑1A on April 26, 2022
If you have any questions or require further information, please contact Isabella K. Zoller at (248) 881‑7509 or isabella.zoller@usbank.com.

Sincerely,

/s/ Isabella K. Zoller
Isabella K. Zoller
Secretary

Appendix
Defiance Quantum ETF (S000062478)
Defiance Next Gen Connectivity ETF (S000064804)
Defiance Next Gen SPAC Derived ETF (S000062479)
Defiance Next Gen H2 ETF (S000071206)
Defiance Next Gen Altered Experience ETF (S000071901)
Defiance Hotel, Airline, and Cruise ETF (S000072009)
Defiance Digital Revolution ETF (S000072573)
Defiance Indxx Junior Semiconductor ETF (S000064807)
Defiance Next Gen Conductivity ETF (S000072574)